CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Interest income
Loans	$ 5,384	$ 3,301	$ 14,236	$ 10,214
Mortgage-backed securities	70	66	208	228
Investment securities	591	436	1,624	1,285
Interest-earning deposits and other	85	38	222	115
Total interest income	6,130	3,841	16,290	11,842
Interest expense
Deposits	1,286	844	3,503	2,629
Borrowings	297	286	912	1,004
Total interest expense	1,583	1,130	4,415	3,633
Net interest income	4,547	2,711	11,875	8,209
Provision for losses on loans	200	150	400	250
Net interest income after provision for losses on loans	4,347	2,561	11,475	7,959
Other income (expense)
Rental	33	17	91	48
Gain on sale of loans	204	306	429	389
Gain (loss) on sale of real estate acquired through foreclosure	(47)	(1)	75	(23)
Earnings on bank-owned life insurance	84	35	208	104
Other operating	428	116	1,086	324
Total other income	702	473	1,889	842
General, administrative and other expense
Employee compensation and benefits	1,652	1,034	4,774	3,286
Occupancy and equipment	413	180	948	503
Property, payroll and other taxes	294	233	892	732
Data processing	161	63	381	175
Legal and professional	170	233	712	469
Advertising	87	50	367	150
FDIC expense	177	67	481	214
Other operating	682	201	1,651	596
Total general, administrative and other expense	3,636	2,061	10,206	6,125
Earnings before income taxes	1,413	973	3,158	2,676
Federal income taxes
Current	168	254	(243)	785
Deferred	276	36	977	127
Total federal income taxes	444	290	734	912
NET EARNINGS	$ 969	$ 683	$ 2,424	$ 1,764
EARNINGS PER SHARE
Basic (in dollars per share)	$ 0.11	$ 0.08	$ 0.28	$ 0.20
Diluted (in dollars per share)	$ 0.11	$ 0.08	$ 0.28	$ 0.20
Dividends per common share (in dollars per share)	$ 0.12	$ 0.11	$ 0.36	$ 0.33